Other Current Assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other Current Assets [Abstract]
Inventories	$ 12,988	$ 18,088
Deferred mobilization expenses	6,351	43,825
Prepayments and advances	10,500	20,607
Other	85	2,013
Total	$ 29,924	$ 84,533